Note 4 - Collaborative Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Nonoperating Income, by Component [Table Text Block]
	For the Year Ended December 31,
	2010	2011	2012
Research and development cost reimbursement	€1,138	€323	€1,257
Upfront payments recognized ratably	3,409	1,703	€-
	€4,547	€2,026	€1,257